<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     9/30/2010

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke Capital Advisors LLC
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Compliance Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		November 15, 2010

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Bank of New York Mellon Corp file number 028-12592
Chartwell Investment Partners file number 028-06462
Clearbridge Advisors file number 028-11611
Columbia Partners file number 028-05386
Denver Inv Advisors LLC file number 028-05416
Glenmede Trust Co file number 028-00126
Invesco AIM Capital Mgt file number 028-11293
McDonnell Investment Management file number 028-10377
Riverbridge Partners LLC file number 028-05655
Roosevelt file number 028-03511
Tortoise Capital Advisors file number 028-11123
Victory Capital Mgt file number 028-06354


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance America                COM              00739W107    38265  9495097 SH       Sole                                    9495097
Autonation Inc. Com            COM              05329W102    18974   816083 SH       Sole                                     816083
Bank Of America Corp           COM              060505104     7817   596567 SH       Sole                                     596567
Becton Dickinson Co            COM              758871099      400     5398 SH       Sole                                       5398
Berkshire Hathawy Cla A        COM              084990175     1494     1200 SH       Sole                                       1200
Camac Energy Inc.              COM              693864100       58    18088 SH       Sole                                      18088
Carolina Alliance Bank Spartan COM              14376r107      285    47500 SH       Sole                                      47500
Clarient Inc.                  COM              180489106       34    10000 SH       Sole                                      10000
Cyalume Tech Hldgs             COM              232429100      825   300000 SH       Sole                                     300000
Cyalume Tech Warrants          COM              232429118      107   199006 SH       Sole                                     199006
Duke Energy Corp New           COM              26441C105     2093   118166 SH       Sole                                     118166
General Electric               COM              369604103      227    13972 SH       Sole                                      13972
Herald National Bank           COM              42703Q104       74    25000 SH       Sole                                      25000
NextEra Energy, Inc.           COM              302571104    10878   200000 SH       Sole                                     200000
Parke Bancorp Inc.             COM              700885106      296    33059 SH       Sole                                      33059
Psychemedics Corporation       COM              744375205     1778   191234 SH       Sole                                     191234
Republic Services Inc.         COM              760759100    15744   516377 SH       Sole                                     516377
Resaca Exploitation Inc        COM              76083g302        0   170738 SH       Sole                                     170738
Rstk Bion Environmental Tech   COM              09061q992       84    31600 SH       Sole                                      31600
Rstk Eos Intl Inc. Com         COM              26877p901        0   222220 SH       Sole                                     222220
Rstk Psychemedics Corp Com     COM              744375908        0   395866 SH       Sole                                     395866
Spectra Energy Corp            COM              847560109     1522    67514 SH       Sole                                      67514
Strategic Diagnostic           COM              862700101      211   130000 SH       Sole                                     130000
Team Health Holdings, Inc.     COM              87817a107     9770   756799 SH       Sole                                     756799
Waste Management Inc.          COM              94106L109      110     3091 SH       Sole                                       3091